Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975			57.2 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%	%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%	%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.38385%	%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%	%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%	%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%	%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%	%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,280,946.93

Principal:
Principal Collections	$27,812,063.22
Prepayments in Full	$14,414,781.31
Liquidation Proceeds	$775,445.89
Recoveries	$18,172.81
Sub Total	$43,020,463.23
Collections	$47,301,410.16

Purchase Amounts:
Purchase Amounts Related to Principal	$194,864.05
Purchase Amounts Related to Interest	$1,039.79
Sub Total	$195,903.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,497,314.00

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,497,314.00
Servicing Fee	$849,337.68	$849,337.68	$0.00	$0.00	$46,647,976.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,647,976.32
Interest - Class A-2a Notes	$441,431.98	$441,431.98	$0.00	$0.00	$46,206,544.34
Interest - Class A-2b Notes	$378,025.42	$378,025.42	$0.00	$0.00	$45,828,518.92
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$43,980,060.59
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$43,706,060.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,706,060.59
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$43,532,370.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,532,370.59
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,532,370.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,532,370.59
Regular Principal Payment	$41,341,878.82	$41,341,878.82	$0.00	$0.00	$2,190,491.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,190,491.77
Residual Released to Depositor	$0.00	$2,190,491.77	$0.00	$0.00	$0.00
Total		$47,497,314.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,341,878.82
Total					$41,341,878.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,756,997.52	$75.86	$441,431.98	$1.47	$23,198,429.50	$77.33
Class A-2b Notes	$18,584,881.30	$75.86	$378,025.42	$1.54	$18,962,906.72	$77.40
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,341,878.82	$26.18	$3,115,605.73	$1.97	$44,457,484.55	$28.15

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$122,619,995.30	0.4087333	$99,862,997.78	0.3328767
Class A-2b Notes	$100,139,662.83	0.4087333	$81,554,781.53	0.3328767
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$926,699,658.13	0.5869125	$885,357,779.31	0.5607292

Pool Information
Weighted Average APR	4.825% %	4.836% %
Weighted Average Remaining Term	45.31	44.57
Number of Receivables Outstanding	32,799	32,014
Pool Balance	$1,019,205,217.01	$975,192,005.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$958,278,615.43	$916,936,736.61
Pool Factor	0.6035102	0.5774483

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$58,255,268.60
Targeted Overcollateralization Amount	$89,834,225.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,834,225.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$816,057.33
(Recoveries)		28	$18,172.81
Net Loss for Current Collection Period			$797,884.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9394%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3391%	%
Second Prior Collection Period			0.5512%	%
Prior Collection Period			0.4705%	%
Current Collection Period			0.9602%	%
Four Month Average (Current and Prior Three Collection Periods)			0.5802%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,112	$6,471,429.13
(Cumulative Recoveries)			$543,826.34
Cumulative Net Loss for All Collection Periods			$5,927,602.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3510%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,819.63
Average Net Loss for Receivables that have experienced a Realized Loss			$5,330.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04% %	260	$10,135,717.88
61-90 Days Delinquent	0.11% %	30	$1,085,266.82
91-120 Days Delinquent	0.03% %	6	$289,071.55
Over 120 Days Delinquent	0.02% %	7	$211,042.00
Total Delinquent Receivables	1.20% %	303	$11,721,098.25

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,169,118.39
Total Repossessed Inventory		39	$1,797,230.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1587%	%
Prior Collection Period			0.1677%	%
Current Collection Period			0.1343%	%
Three Month Average			0.1536%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1626%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	154	$6,429,442.08
2 Months Extended	180	$7,652,258.59
3+ Months Extended	32	$1,309,397.23

Total Receivables Extended	366	$15,391,097.90
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer